Share based payments - Stock options granted (Details)		1 Months Ended
	Apr. 01, 2022 EquityInstruments	Apr. 30, 2022 USD ($) Y EquityInstruments $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	102,081	102,081
Exercise price		$ 312.22
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $		$ 140,230
Share price		$ 321.06
Expected volatility		40.87%
Expected option life (in years) | Y		6.50
Risk-free interest rate		1.62%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $		$ 111,270
Share price		$ 320.84
Expected volatility		39.18%
Expected option life (in years) | Y		4
Risk-free interest rate		1.05%